UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06377

BNY Mellon Municipal Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2021

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by Daniel Rabasco and Thomas Casey, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon AMT-Free Municipal Bond Fund’s Class A shares achieved a total return of 1.00%, Class C shares returned 0.63%, Class I shares returned 1.13%, Class Y shares returned 1.06% and Class Z shares returned 1.11%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of 0.86%.2

Municipal bonds continued to recover from the volatility that occurred early in 2020 due to the COVID-19 virus. The fund outperformed the Index, except Class C shares, mainly due to favorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital.

To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund also seeks to provide income exempt from the federal alternative minimum tax.

The fund invests at least 65% of its assets in municipal bonds with an A or higher credit rating, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The fund may invest the remaining 35% of its assets in municipal bonds with a credit rating lower than A, including municipal bonds rated below investment grade (“high yield” or “junk” bonds), or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

The fund’s portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Recovers in the Wake of Volatility

During the reporting period, the market continued to benefit from the rapid responses to the COVID-19 pandemic by the Federal Reserve (the “Fed”) and Congress earlier in 2020. This response included two emergency interest-rate reductions in March 2020 and the $500 billion Municipal Liquidity Facility (MLF) to purchase short-term municipal securities. This, combined with the $2 trillion Coronavirus Aid, Relief, and Economic Security (CARES) Act, boosted investor sentiment, which continued into the reporting period.

2

Issuance rebounded midway through the reporting period as state and local governments sought to take advantage of record-low funding costs. Much of the new supply was in taxable bonds because low yields made taxable issuance attractive to issuers. New supply was also driven by the desire of many issuers to secure financing ahead of the November 2020 election.

Strong inflows to municipal bond funds late in 2020 bolstered the market. Approval of multiple COVID-19 vaccines and passage of a federal stimulus package also contributed to demand. Although the stimulus package did not include direct relief for states and municipalities, the market took a favorable view of funding for hospitals and mass transit, among other segments, as well as for consumers and businesses.

The results of the November 2020 election also contributed to demand. A Democrat-controlled Congress made federal support for state and local governments more likely. It also made income tax hikes more likely, adding to the appeal of tax-exempt municipal securities. The prospect of an increase in the corporate tax rate also made municipal bonds more appealing to institutional buyers.

Investors were also encouraged by the surprisingly robust fundamentals of municipal issuers. Tax revenues remained strong because real estate and income tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic. In addition, federal support to households, school systems, hospitals, the transportation system and small businesses bolstered the economy and prevented sales taxes from declining as much as originally feared.

Yield spreads of municipal bonds over Treasury bonds compressed late in the reporting period. This was due to both a rise in long-term Treasury yields and a decline in long-term municipal bond yields. Revenue bonds generally outperformed general obligation bonds during the period as hard-hit market segments such as transportation and hospitals largely recovered when investors became more confident that the end of the pandemic was likely.

Asset Allocation and Security Selection Drove Fund Results

The fund outperformed the Index during the reporting period due largely to favorable asset allocation and security selection. The fund’s overweight to revenue bonds enhanced returns as this sector outperformed the Index. Security selections in the revenue bond sector also added to results, especially in segments most affected by COVID-19, including housing and special tax, which includes convention centers and tobacco securitizations. The fund did not use derivatives during the period.

On a less positive note, performance was hindered by yield curve positioning. The fund’s holdings at the 10-year portion of the curve detracted from results as the long end of the curve steepened late in the reporting period. Security selection in certain sectors, such as transportation, also detracted from returns as did the selection of the general obligation bonds of certain states.

Policy and Economic Support Bode Well for Municipal Bonds

We anticipate that the opening of the economy and ongoing federal spending will support fundamentals in 2021. We also anticipate that the Fed will keep short-term rates low, providing additional support.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

We expect that demand will remain strong, especially from retail investors who need to shelter some income. Although the cap on the federal deductibility of state and local taxes may be removed, higher income taxes will help stimulate demand for the tax-exempt income provided by municipal bonds. In the short term, reinvestment flows will also be supportive. As for supply, we believe that although issuance, including taxable issues, may grow, the supply of tax-exempt issues will be manageable, further bolstering the market.

We anticipate that opportunities will emerge in sectors that have been most hurt by the pandemic. Given the flatness of the yield curve, we also expect to keep the fund’s duration close to that of the Index.

March 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Neither Class I shares, Class Y shares nor Class Z shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2021, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk than higher rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon AMT-Free Municipal Bond Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.49	$7.21	$2.24	$2.24	$2.39
Ending value (after expenses)	$1,010.00	$1,006.30	$1,011.30	$1,010.60	$1,011.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$3.51	$7.25	$2.26	$2.26	$2.41
Ending value (after expenses)	$1,021.32	$1,017.60	$1,022.56	$1,022.56	$1,022.41

†  Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for Class I, .45% for Class Y and .48% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maurity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $3,218,567)	3.63	5/20/2033	2,932,395		3,178,980

Long-Term Municipal Investments - 96.3%
Alabama - 4.4%
Alabama Public School & College Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2025	4,000,000		4,820,200
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000		1,118,440
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. A	5.00	7/1/2031	1,100,000		1,320,418
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	3,555,000		4,099,768
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000		1,705,065
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	4,250,000		4,910,832
Black Belt Energy Gas District, Revenue Bonds, Ser. B1, 1 Month LIBOR x.67 +.90%	0.98	12/1/2023	4,000,000	[a]	4,031,240
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2032	2,000,000		2,406,040
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	14,000,000	[b]	14,140,560
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.)	2.00	10/1/2024	1,875,000		1,955,606
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	5,000,000		5,705,500
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	7,025,000		7,686,685
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2037	3,595,000		4,178,900
				58,079,254

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Arizona - 2.0%
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	5.00	2/1/2027	1,050,000		1,297,632
Arizona University, Revenue Bonds	5.00	8/1/2031	3,770,000		4,233,144
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	1,500,000		1,727,895
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	3,000,000		3,448,740
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,750,000	[c]	1,962,118
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	2,500,000		3,005,750
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Public Service Co. of New Mexico)	1.05	6/1/2022	1,250,000		1,255,325
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000		4,490,560
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2037	1,000,000		1,132,800
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2037	615,000		776,837
The University of Arizona, Revenue Bonds, Refunding	5.00	8/1/2038	3,000,000		3,777,660
				27,108,461
California - 3.6%
California, GO	5.00	11/1/2026	3,000,000		3,710,160
California, GO	5.00	10/1/2030	6,595,000		8,454,790
California, GO, Refunding	5.00	8/1/2036	5,000,000		6,032,100
California, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.25	8/1/2032	3,590,000		4,968,380
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	5,000,000		5,640,500

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
California - 3.6% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2046	2,810,000		3,272,835
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2026	1,940,000	[d]	2,404,320
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	2,000,000		2,595,480
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[c]	1,181,960
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2027	3,875,000		4,797,172
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2029	2,020,000		2,401,376
Sacramento North Natomas Community Facilities District No. 4, Special Tax Bonds, Refunding, Ser. E	5.00	9/1/2030	1,000,000		1,094,900
San Mateo Foster Public Financing Authority, Revenue Bonds	4.00	8/1/2035	1,100,000		1,312,465
				47,866,438
Colorado - 3.9%
Colorado Health Facilities Authority, Revenue Bonds (Children's Hospital Obligated Group) Ser. A	5.00	12/1/2041	1,500,000		1,724,745
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities Obligated Group)	5.00	12/1/2043	3,925,000		4,493,261
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Adventist Health System Obligated Group)	5.00	11/19/2026	5,535,000		6,854,378
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	3,000,000		3,633,630
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	4.00	1/1/2036	2,525,000		2,971,218

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Colorado - 3.9% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,848,800
Denver City & County Airport System, Revenue Bonds, Ser. B	5.00	11/15/2043	15,000,000	16,531,200
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,732,365
Dominion Water & Sanitation District, Revenue Bonds	5.75	12/1/2036	2,000,000	2,095,760
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,380,000	3,542,848
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,085,000	1,323,982
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,362,440
				52,114,627
Connecticut - 2.1%
Connecticut, GO, Ser. A	5.00	10/15/2025	8,000,000	8,925,120
Connecticut, GO, Ser. C	5.00	6/15/2038	1,000,000	1,220,270
Connecticut, Revenue Bonds, Ser. A	5.00	10/1/2029	5,000,000	5,557,200
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2038	1,000,000	1,255,780
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	2,500,000	2,739,375
The Metropolitan District, Revenue Bonds, Refunding (Green Bond) Ser. A	5.00	11/1/2033	4,540,000	5,137,010
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,563,550
				27,398,305
District of Columbia - .3%
District of Columbia, GO, Ser. D	5.00	6/1/2033	1,325,000	1,617,269
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2037	2,000,000	2,409,720
				4,026,989
Florida - 7.1%
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2028	7,670,000	9,762,146
Broward County School District, GO	5.00	7/1/2028	4,195,000	5,400,601
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,190,530

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Florida - 7.1% (continued)
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	4,750,000	5,530,425
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2021	3,535,000	3,576,996
Escambia County, Revenue Bonds	5.00	10/1/2046	2,500,000	2,973,350
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,706,490
Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2028	1,250,000	1,460,900
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	2,000,000	2,175,700
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2031	2,000,000	2,356,280
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2037	2,000,000	2,451,640
Hillsborough County Aviation Authority, Revenue Bonds, Ser. A	5.00	10/1/2044	3,500,000	3,973,830
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	3,000,000	3,329,370
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	3,309,249
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,769,820
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2025	1,530,000	1,768,053
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding	5.00	2/1/2035	1,500,000	1,679,430
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,774,680
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2023	5,000,000	5,311,450
Miami-Dade County Expressway Authority, Revenue Bonds, Ser. A	5.00	7/1/2039	5,000,000	5,641,450
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	3,650,000	4,069,275

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Florida - 7.1% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,253,330
Pasco County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	8/1/2035	4,000,000	5,078,720
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	1,250,000	1,480,038
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	6,636,716
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	3,500,000	4,049,080
Tampa, Revenue Bonds (H. Lee Moffitt Cancer Center & Research Institute Obligated Group) Ser. B	5.00	7/1/2050	2,000,000	2,457,800
				95,167,349
Georgia - 4.0%
Atlanta Airport Passenger Facility Charge, Revenue Bonds, Ser. C	5.00	7/1/2040	15,000,000	18,677,550
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2034	2,800,000	3,354,848
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,192,630
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Unis 3 & 4 Project)	5.00	1/1/2038	1,100,000	1,327,579
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.83	9/1/2023	10,250,000	[a] 10,307,400
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	9/1/2026	8,000,000	9,207,120
Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University) Ser. A	5.00	10/1/2043	5,200,000	5,706,324
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000	1,964,253
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. A	1.50	2/3/2025	2,000,000	2,048,800
				53,786,504
Hawaii - .1%
Honolulu City & County, GO, Ser. C	4.00	7/1/2039	1,000,000	1,185,110

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Illinois - 8.6%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,506,820
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	1,500,000	1,863,765
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,500,000	1,740,000
Chicago II Waterworks, Revenue Bonds	5.00	11/1/2028	1,000,000	1,221,330
Chicago II Waterworks, Revenue Bonds (2nd Lien Project)	5.00	11/1/2028	1,455,000	1,664,767
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	2,940,000	3,436,243
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2034	7,300,000	8,402,446
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. D	5.25	1/1/2031	7,500,000	8,097,900
Chicago Park District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	1/1/2029	2,895,000	3,153,379
Cook County II, GO, Refunding, Ser. A	5.00	11/15/2024	2,500,000	2,900,475
Cook County II, Revenue Bonds, Refunding	5.00	11/15/2036	5,000,000	6,048,700
Cook County II, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,907,775
Greater Chicago Metropolitan Water Reclamation District, GO (Green Bond) Ser. A	5.00	12/1/2044	3,000,000	3,437,520
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2024	3,000,000	3,489,240
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2031	3,600,000	4,248,648
Illinois Finance Authority, Revenue Bonds	5.00	10/1/2049	1,250,000	1,490,313
Illinois Finance Authority, Revenue Bonds (Green Bond)	4.00	7/1/2039	4,500,000	5,333,715
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	1,000,000	1,124,860
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	1,500,000	1,680,330

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Illinois - 8.6% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B2	5.00	11/15/2026	2,000,000	2,394,400
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. A	5.00	11/15/2034	3,000,000	3,432,390
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	2,500,000	2,883,400
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	3,250,000	3,536,487
Illinois Housing Development Authority, Revenue Bonds (School Bonds) (Insured; GNMA/FNMA/FHLMC) Ser. A	3.00	4/1/2051	5,000,000	5,459,400
Illinois Municipal Electric Agency, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2032	3,900,000	4,589,169
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	4,000,000	4,732,200
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	682,272
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2026	4,285,000	5,145,471
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	6,175,000	7,037,462
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	1,500,000	1,700,625
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2027	7,500,000	8,157,900
				114,499,402
Indiana - 2.9%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,397,400
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2030	1,750,000	2,126,810
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2029	1,225,000	1,492,650
Indiana Finance Authority, Revenue Bonds (CWA Authority Project) (Green Bond) Ser. A	5.00	10/1/2028	1,150,000	1,407,888

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Indiana - 2.9% (continued)
Indiana Finance Authority, Revenue Bonds, Refunding (Community Health Network Obligated Group) Ser. A	5.00	5/1/2023	10,000,000	[d] 11,029,000
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	4,593,545
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	4,477,150
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	7,500,000	8,897,100
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2035	3,400,000	3,789,334
				39,210,877
Iowa - 1.3%
Iowa Finance Authority, Revenue Bonds (Genesis Health System)	5.00	7/1/2023	2,500,000	2,760,275
Iowa Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	5,000,000	5,459,050
Iowa Finance Authority, Revenue Bonds, Refunding, Ser. E	5.00	8/15/2033	5,105,000	6,011,801
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	2,000,000	2,415,600
				16,646,726
Kentucky - 2.1%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	3,500,000	3,694,635
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	975,000	1,063,052
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	2,500,000	2,861,825
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	15,750,000	17,435,407
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,970,000	2,545,792
				27,600,711

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Louisiana - 2.4%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	1,500,000		1,845,825
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	4,250,000		4,941,007
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. B	5.00	5/15/2025	5,400,000		6,321,024
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000		4,047,295
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000		2,746,782
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000		1,809,720
New Orleans Aviation Board, Revenue Bonds, Ser. A	5.00	1/1/2045	3,250,000		3,663,627
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000		1,027,430
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	5/15/2035	4,745,000		5,153,877
				31,556,587
Maine - .1%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2021	1,250,000	[d]	1,280,138
Maryland - .9%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Obligated Group)	5.00	8/15/2038	1,000,000		1,142,880
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	4,000,000		4,871,960
Prince George's County, GO, Ser. A	5.00	7/15/2031	2,265,000		2,880,287

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Maryland - .9% (continued)
Prince George's County, Revenue Bonds (National Harbor Project)	5.20	7/1/2034	2,500,000	2,519,200
				11,414,327
Massachusetts - 1.3%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2030	4,420,000	5,342,145
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners HealthCare System)	5.00	7/1/2031	4,710,000	5,682,144
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,000,000	1,187,020
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	2,500,000	3,123,625
Metropolitan Boston Transit Parking Corp., Revenue Bonds, Refunding	5.00	7/1/2023	2,000,000	2,030,340
				17,365,274
Michigan - 3.9%
Detroit High School Academy, Revenue Bonds	5.75	11/1/2035	715,000	505,026
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	10,000,000	11,749,500
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	3,159,746
Lansing Board of Water & Light, Revenue Bonds, Ser. B	2.00	7/1/2026	3,000,000	3,167,190
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	5,000,000	5,815,200
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2032	500,000	569,965
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,500,000	1,711,500

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Michigan - 3.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2035	1,520,000	1,727,845
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2042	1,000,000	1,200,720
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. MI1	5.00	12/1/2048	5,000,000	6,041,700
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,393,538
Michigan Finance Authority, Revenue Bonds, Ser. B	5.00	10/1/2028	1,180,000	1,527,345
Monroe County Economic Development Corp., Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. AA	6.95	9/1/2022	2,000,000	2,198,540
Pontiac School District, GO	4.00	5/1/2050	2,665,000	3,045,962
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	6,066,300
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2029	1,700,000	2,016,217
				51,896,294
Minnesota - .6%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	2,980,000	3,290,665
Southern Minnesota Municipal Power Agency, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	1/1/2025	4,505,000	[e] 4,333,900
				7,624,565
Mississippi - .4%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	4,690,000	5,166,457

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Missouri - .9%
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2031	2,310,000		2,689,903
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	3,000,000		3,472,170
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (SSM Health Care Obligated Group) Ser. A	5.00	6/1/2029	4,000,000		4,465,560
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000		1,205,140
				11,832,773
Multi-State - .2%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificates, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,385,000	[c]	2,596,526
Nebraska - .9%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000		4,335,488
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2037	5,050,000		6,002,177
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2030	1,380,000		1,587,442
				11,925,107
Nevada - 1.2%
Clark County, GO	5.00	11/1/2023	8,410,000	[d]	9,472,351
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000		1,986,093
Las Vegas Valley Water District, GO, Ser. B	5.00	6/1/2042	2,500,000		2,633,900
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	2,000,000		2,196,600
				16,288,944
New Hampshire - .2%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B	4.63	11/1/2042	2,000,000	[c]	2,088,640

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
New Jersey - 3.7%
New Jersey, GO, Ser. A	4.00	6/1/2030	1,000,000	1,190,530
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,422,215
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,607,032
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,559,520
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	3,500,000	4,060,245
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Virtua Health Obligated Group)	5.00	7/1/2029	1,000,000	1,114,730
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	2,000,000	2,331,860
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	2,000,000	2,414,960
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2034	6,360,000	8,070,140
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	13,655,000	15,924,188
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	6,019,650
				49,715,070
New York - 8.8%
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2038	1,100,000	1,415,678
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,887,050
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,132,850
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	2,135,000	2,660,445
New York City, GO, Refunding, Ser. A1	5.00	8/1/2027	6,200,000	7,761,222
New York City, GO, Ser. C	4.00	8/1/2041	3,000,000	3,407,010

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
New York - 8.8% (continued)
New York City, GO, Ser. D1	4.00	3/1/2050	3,500,000		3,895,955
New York City, GO, Ser. D1	4.00	3/1/2041	2,000,000		2,264,200
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	2,250,000		2,844,472
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000		1,210,620
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2029	1,500,000		1,911,480
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2029	1,250,000		1,590,075
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2037	1,000,000		1,159,740
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S1	5.00	7/15/2037	5,340,000		6,304,564
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	4.00	11/1/2035	5,000,000		5,852,800
New York City Transitional Finance Authority, Revenue Bonds, Ser. D	5.00	11/1/2025	1,835,000		2,203,743
New York City Water & Sewer System, Revenue Bonds, Ser. DD1	4.00	6/15/2050	3,250,000		3,725,865
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	4,000,000	[c]	4,351,400
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,500,000		3,503,225
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2034	4,250,000		5,264,772
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	3,000,000		3,770,970

20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
New York - 8.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2028	1,710,000	2,170,435
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	2/15/2031	5,000,000	5,847,400
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2050	5,000,000	5,675,450
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	5,000,000	5,759,300
New York State Urban Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2036	1,750,000	2,222,115
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal)	5.00	12/1/2035	1,750,000	2,174,270
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University Project) Ser. A	5.00	12/1/2031	2,145,000	2,805,617
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2039	5,000,000	5,676,400
Town of Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2025	1,145,000	1,295,877
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	6,039,900
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	1,000,000	1,254,480
				117,039,380
North Carolina - 2.5%
Charlotte, COP, Refunding	5.00	6/1/2034	2,370,000	3,016,252
Charlotte Airport Special Facilities, Revenue Bonds, Ser. A	5.00	7/1/2042	3,000,000	3,581,490
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	6,590,000	7,169,195
North Carolina Medical Care Commission, Revenue Bonds (Caromont Health Obligated Group) Ser. B	5.00	2/1/2026	2,250,000	2,718,112

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
North Carolina - 2.5% (continued)
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Vidant Health Obligated Group)	5.00	6/1/2032	3,050,000		3,505,944
North Carolina Medical Care Commission, Revenue Bonds, Ser. A	5.00	1/1/2044	2,000,000		2,236,300
North Carolina Turnpike Authority, BAN	5.00	2/1/2024	7,500,000		8,471,400
North Caroline Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2029	1,775,000		2,153,324
				32,852,017
Ohio - 2.5%
Allen County Hospital Facilities, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2022	5,000,000	[d]	5,283,100
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	7,500,000		8,384,025
Butler County, Revenue Bonds (Kettering Health Network Obligated Group)	6.38	4/1/2036	2,000,000		2,009,980
Cleveland Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,000,000		1,140,080
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,000,000		2,297,740
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000		1,319,354
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000		1,654,033
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Case Western Reserve University Project) (Insured; National Public Finance Guarantee Corp.)	5.25	12/1/2025	2,985,000		3,557,911
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	9/1/2050	4,980,000		5,576,903
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Infrastructure Projects) Ser. A1	5.25	2/15/2039	2,000,000		2,174,520

22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Ohio - 2.5% (continued)
The Ohio University, Revenue Bonds, Refunding, Ser. D	5.00	12/1/2023	40,000	45,140
				33,442,786
Oregon - .3%
Benton & Linn Counties Consolidated School District No. 509J & 509A, GO (Insured; School Board Guaranty) Ser. A	5.00	6/15/2038	1,750,000	2,158,363
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2045	2,000,000	2,494,060
				4,652,423
Pennsylvania - 7.3%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	1,850,000	2,121,358
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2030	2,300,000	2,904,693
Centre County Hospital Authority, Revenue Bonds, Refunding (Mount Nittany Medical Center Obligated Group) Ser. A	5.00	11/15/2046	1,750,000	2,000,110
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2032	3,500,000	4,307,170
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	1,250,000	1,544,850
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. C, 1 Month MUNIPSA +.53%	0.56	9/1/2023	8,000,000	[a] 7,992,480
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	2/15/2027	3,000,000	3,667,230
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000	10,866,957
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	5,000,000	5,830,900
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,141,550

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Pennsylvania - 7.3% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. AX	5.00	6/15/2028	4,610,000		5,832,480
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2026	3,750,000		4,565,512
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2024	5,000,000		5,680,800
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2035	2,000,000		2,360,820
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.25	12/1/2048	4,000,000		4,898,200
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000		5,888,635
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2032	4,460,000		5,883,141
Port Authority of Allegheny County, Revenue Bonds, Refunding	5.25	3/1/2023	2,600,000		2,600,000
Public School Building Authority, Revenue Bonds (The Philadelphia School District) (Insured; State Aid Withholding)	5.00	4/1/2022	1,100,000	[d]	1,156,595
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	8,500,000		10,134,890
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000		1,217,780
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000		4,191,880
				96,788,031
South Carolina - 2.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000		6,319,720
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000		12,741,554
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. B	5.13	12/1/2043	7,500,000		8,287,425

24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
South Carolina - 2.2% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper Project) Ser. C	5.00	12/1/2036	2,500,000	2,573,825
				29,922,524
South Dakota - .3%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	3,825,000	4,237,641
Tennessee - .4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,156,700
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,700,000	3,064,905
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,565,000	1,731,626
				5,953,231
Texas - 7.5%
Austin Water & Wastewater System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2043	8,100,000	8,841,879
Central Texas Regional Mobility Authority, BAN, Ser. F	5.00	1/1/2025	2,000,000	2,278,800
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2028	1,500,000	1,773,510
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,821,150
Collin County Community College District, GO, Ser. A	4.00	8/15/2034	1,500,000	1,794,915
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,497,088
Dallas, GO, Refunding	5.00	2/15/2030	2,000,000	2,241,480
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,389,500
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	2,500,000	3,040,575
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	5,698,750
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor College of Medicine)	5.00	11/15/2024	4,135,000	4,717,332

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Texas - 7.5% (continued)
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000		4,792,520
Hurst-Euless-Bedford Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2035	1,400,000		1,654,016
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2039	4,500,000		4,892,490
Lower Colorado River Authority, Revenue Bonds, Refunding	5.00	5/15/2032	800,000		927,944
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	3,800,000		4,409,368
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	1,500,000		1,657,725
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/2048	1,500,000		1,751,190
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	5,815,000		6,636,601
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	5,500,000		6,361,355
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	1,925,000		2,064,620
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,040,000		1,224,517
San Antonio Electric & Gas Systems, Revenue Bonds	5.00	2/1/2023	5,000,000	[d]	5,453,150
Socorro Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	8/15/2024	3,705,000	[d]	4,294,354
Tarrant County College District, GO	5.00	8/15/2024	2,000,000		2,316,300
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	2,500,000		2,929,700
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children's Medical Center Obligated Group)	5.00	12/1/2033	1,750,000		2,231,688

26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Texas - 7.5% (continued)
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; Government National Mortgage Association) Ser. A	3.50	3/1/2051	2,000,000	2,240,860
Texas Public Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	2/1/2036	2,675,000	3,152,996
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	3,179,220
				99,265,593
U.S. Related - .3%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	3,700,000	4,648,495
Utah - .3%
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2037	1,000,000	1,198,830
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,622,646
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,321,189
				4,142,665
Virginia - .3%
Virginia College Building Authority, Revenue Bonds	4.00	2/1/2036	2,015,000	2,408,207
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,806,652
				4,214,859
Washington - 2.5%
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. R	2.00	12/1/2025	3,500,000	3,700,305
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2035	3,000,000	3,378,270
Spokane Water & Wastewater, Revenue Bonds (Green Bond)	4.00	12/1/2031	3,000,000	3,351,060
Washington, GO, Ser. A	5.00	8/1/2036	3,290,000	4,144,150
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2058	11,250,000	12,897,675

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 96.3% (continued)
Washington - 2.5% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2042	5,000,000	5,218,650
				32,690,110
West Virginia - .3%
West Virginia University, Revenue Bonds (West Virginia University Projects) Ser. B	5.00	10/1/2021	4,500,000	[d] 4,627,395
Wisconsin - 1.7%
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	7,000,000	8,185,450
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center) Ser. A	5.00	6/1/2040	4,000,000	4,646,320
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	3,110,000	3,756,600
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Health Credit Group) Ser. A	5.00	11/15/2026	1,000,000	1,216,950
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Ascension Senior Credit Group) Ser. A	5.00	11/15/2029	4,500,000	5,431,950
				23,237,270
Total Long-Term Municipal Investments (cost $1,218,244,352)			1,283,155,875

Short-Term Municipal Investments - .1%
New York - .1%
New York State Dormitory Authority, RAN, Ser. B (cost $1,505,846)	5.00	3/31/2021	1,500,000	1,506,135
Total Investments (cost $1,222,968,765)			96.7%	1,287,840,990
Cash and Receivables (Net)			3.3%	44,484,863
Net Assets			100.0%	1,332,325,853

a Variable rate security—rate shown is the interest rate in effect at period end.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $12,180,644 or .91% of net assets.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

28

Portfolio Summary (Unaudited) †	Value (%)
General	15.4
Medical	14.9
Transportation	11.5
Education	7.6
Airport	7.4
Water	7.1
General Obligation	6.6
Power	5.8
Tobacco Settlement	3.9
Single Family Housing	3.4
Prerefunded	3.4
School District	2.8
Development	2.0
Nursing Homes	1.8
Facilities	1.2
Utilities	.6
Special Tax	.5
Multifamily Housing	.4
Pollution	.3
Housing	.1
96.7

† Based on net assets.

See notes to financial statements.

29

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

30

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,222,968,765	1,287,840,990
Cash		31,951,425
Interest receivable		12,565,507
Receivable for shares of Common Stock subscribed		2,713,158
Prepaid expenses		81,357
		1,335,152,437
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		459,041
Payable for shares of Common Stock redeemed		2,209,360
Directors’ fees and expenses payable		33,876
Other accrued expenses		124,307
		2,826,584
Net Assets ($)		1,332,325,853
Composition of Net Assets ($):
Paid-in capital		1,265,905,058
Total distributable earnings (loss)		66,420,795
Net Assets ($)		1,332,325,853

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	404,481,749	12,628,089	760,744,773	22,364	154,448,878
Shares Outstanding	27,705,859	864,891	52,085,195	1,531.30	10,572,823
Net Asset Value Per Share ($)	14.60	14.60	14.61	14.60	14.61

See notes to financial statements.

31

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Interest Income	17,160,961
Expenses:
Management fee—Note 3(a)	3,808,752
Shareholder servicing costs—Note 3(c)	737,694
Registration fees	71,551
Professional fees	55,991
Directors’ fees and expenses—Note 3(d)	51,889
Distribution fees—Note 3(b)	49,644
Loan commitment fees—Note 2	23,183
Prospectus and shareholders’ reports	16,984
Custodian fees—Note 3(c)	10,488
Chief Compliance Officer fees—Note 3(c)	7,299
Miscellaneous	33,045
Total Expenses	4,866,520
Less—reduction in expenses due to undertaking—Note 3(a)	(1,413,482)
Less—reduction in fees due to earnings credits—Note 3(c)	(10,488)
Net Expenses	3,442,550
Investment Income—Net	13,718,411
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,389,247
Net change in unrealized appreciation (depreciation) on investments	(2,193,078)
Net Realized and Unrealized Gain (Loss) on Investments	(803,831)
Net Increase in Net Assets Resulting from Operations	12,914,580

See notes to financial statements.

32

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	13,718,411	27,019,420
Net realized gain (loss) on investments	1,389,247	1,246,756
Net change in unrealized appreciation (depreciation) on investments	(2,193,078)	(2,056,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,914,580	26,210,065
Distributions ($):
Distributions to shareholders:
Class A	(4,057,248)	(9,788,312)
Class C	(83,882)	(265,814)
Class I	(7,845,871)	(14,599,603)
Class Y	(251)	(289)
Class Z	(1,723,264)	(4,491,994)
Total Distributions	(13,710,516)	(29,146,012)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	16,842,502	55,425,158
Class C	1,192,424	2,305,203
Class I	170,832,117	329,248,759
Class Y	-	21,160
Class Z	2,218,904	2,982,816
Distributions reinvested:
Class A	3,296,279	8,290,783
Class C	63,256	192,317
Class I	6,794,421	12,071,676
Class Y	239	259
Class Z	1,311,717	3,447,291
Cost of shares redeemed:
Class A	(20,902,926)	(55,562,816)
Class C	(2,390,935)	(4,521,943)
Class I	(63,553,277)	(155,035,453)
Class Z	(6,500,200)	(20,109,158)
Increase (Decrease) in Net Assets from Capital Stock Transactions	109,204,521	178,756,052
Total Increase (Decrease) in Net Assets	108,408,585	175,820,105
Net Assets ($):
Beginning of Period	1,223,917,268	1,048,097,163
End of Period	1,332,325,853	1,223,917,268

33

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,148,096	3,831,473
Shares issued for distributions reinvested	224,666	574,357
Shares redeemed	(1,423,475)	(3,874,152)
Net Increase (Decrease) in Shares Outstanding	(50,713)	531,678
Class Ca
Shares sold	81,305	159,591
Shares issued for distributions reinvested	4,312	13,327
Shares redeemed	(162,562)	(314,096)
Net Increase (Decrease) in Shares Outstanding	(76,945)	(141,178)
Class Ib
Shares sold	11,618,810	22,847,159
Shares issued for distributions reinvested	462,665	835,826
Shares redeemed	(4,324,411)	(10,976,122)
Net Increase (Decrease) in Shares Outstanding	7,757,064	12,706,863
Class Y
Shares sold	-	1,424
Shares issued for distributions reinvested	16	18
Net Increase (Decrease) in Shares Outstanding	16	1,442
Class Z
Shares sold	150,901	206,829
Shares issued for distributions reinvested	89,355	238,657
Shares redeemed	(442,946)	(1,402,286)
Net Increase (Decrease) in Shares Outstanding	(202,690)	(956,800)

[a] During the period ended February 28, 2021, 4,043 Class C shares representing $60,131 were automatically converted to 4,044 Class A shares and during the period ended August 31, 2020, 372 Class C shares representing $5,459 were automatically converted to 372 Class A shares.

[b] During the period ended February 28, 2020, 2,815 Class A shares representing $40,944 were exchanged for 2,814 Class I shares and during the period ended August 31, 2020, 301 Class A shares representing $4,434 were exchanged for 301 Class I shares.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2021			Year Ended August 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.60	14.62	13.84	14.17	14.57	14.02
Investment Operations:
Investment income—net[a]	.15	.33	.36	.39	.41	.43
Net realized and unrealized gain (loss) on investments	(.00)[b]	.01	.78	(.34)	(.40)	.55
Total from Investment Operations	.15	.34	1.14	.05	.01	.98
Distributions:
Dividends from investment income—net	(.15)	(.33)	(.36)	(.38)	(.41)	(.43)
Dividends from net realized gain on investments	-	(.03)	-	-	-	-
Total Distributions	(.15)	(.36)	(.36)	(.38)	(.41)	(.43)
Net asset value, end of period	14.60	14.60	14.62	13.84	14.17	14.57
Total Return (%)[c]	1.00[d]	2.40	8.39	.40	.11	7.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92[e]	.93	.93	.94	.94	.94
Ratio of net expenses to average net assets	.70[e]	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	2.01[e]	2.31	2.58	2.77	2.90	3.02
Portfolio Turnover Rate	3.33[d]	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	404,482	405,247	398,068	396,169	455,772	540,019

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2021		Year Ended August 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.60	14.62	13.84	14.17	14.57	14.02
Investment Operations:
Investment income—net[a]	.09	.23	.26	.28	.30	.32
Net realized and unrealized gain (loss) on investments	(.00)[b]	.01	.78	(.33)	(.40)	.55
Total from Investment Operations	.09	.24	1.04	(.05)	(.10)	.87
Distributions:
Dividends from investment income—net	(.09)	(.23)	(.26)	(.28)	(.30)	(.32)
Dividends from net realized gain on investments	-	(.03)	-	-	-	-
Total Distributions	(.09)	(.26)	(.26)	(.28)	(.30)	(.32)
Net asset value, end of period	14.60	14.60	14.62	13.84	14.17	14.57
Total Return (%)[c]	.63[d]	1.63	7.58	(.35)	(.64)	6.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[e]	1.70	1.71	1.70	1.70	1.70
Ratio of net expenses to average net assets	1.45[e]	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	1.26[e]	1.57	1.84	2.01	2.15	2.25
Portfolio Turnover Rate	3.33[d]	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	12,628	13,753	15,837	20,570	29,663	36,229

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

36

	Six Months Ended February 28, 2021		Year Ended August 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.61	14.63	13.85	14.17	14.58	14.02
Investment Operations:
Investment income—net[a]	.16	.37	.40	.42	.44	.46
Net realized and unrealized gain (loss) on investments	(.00)[b]	.01	.78	(.32)	(.41)	.57
Total from Investment Operations	.16	.38	1.18	.10	.03	1.03
Distributions:
Dividends from investment income—net	(.16)	(.37)	(.40)	(.42)	(.44)	(.47)
Dividends from net realized gain on investments	-	(.03)	-	-	-	-
Total Distributions	(.16)	(.40)	(.40)	(.42)	(.44)	(.47)
Net asset value, end of period	14.61	14.61	14.63	13.85	14.17	14.58
Total Return (%)	1.13[c]	2.65	8.66	.72	.29	7.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.68	.68	.69	.69	.71
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.25[d]	2.55	2.83	3.01	3.15	3.19
Portfolio Turnover Rate	3.33[c]	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	760,745	647,477	462,545	397,293	358,809	280,013

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

37

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended February 28, 2021		Year Ended August 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.61	14.63	13.85	14.18	14.58	14.03
Investment Operations:
Investment income—net[a]	.16	.39	.40	.45	.45	.51
Net realized and unrealized gain (loss) on investments	(.01)	.00[b]	.78	(.34)	(.40)	.54
Total from Investment Operations	.15	.39	1.18	.11	.05	1.05
Distributions:
Dividends from investment income—net	(.16)	(.38)	(.40)	(.44)	(.45)	(.50)
Dividends from net realized gain on investments	-	(.03)	-	-	-	-
Total Distributions	(.16)	(.41)	(.40)	(.44)	(.45)	(.50)
Net asset value, end of period	14.60	14.61	14.63	13.85	14.18	14.58
Total Return (%)	1.06[c]	2.72	8.71	.84	.46	7.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94[d]	.95	.65	.64	.61	3.31
Ratio of net expenses to average net assets	.45[d]	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	2.26[d]	2.55	2.88	3.21	3.24	3.49
Portfolio Turnover Rate	3.33[c]	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	22	22	1	1	1	1

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

38

Six Months Ended February 28, 2021			Year Ended August 31,
Class Z Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	14.61	14.63	13.85	14.18	14.58	14.03
Investment Operations:
Investment income—net[a]	.16	.37	.40	.42	.44	.47
Net realized and unrealized gain (loss) on investments	(.00)[b]	.01	.77	(.34)	(.40)	.54
Total from Investment Operations	.16	.38	1.17	.08	.04	1.01
Distributions:
Dividends from investment income—net	(.16)	(.37)	(.39)	(.41)	(.44)	(.46)
Dividends from net realized gain on investments	-	(.03)	-	-	-	-
Total Distributions	(.16)	(.40)	(.39)	(.41)	(.44)	(.46)
Net asset value, end of period	14.61	14.61	14.63	13.85	14.18	14.58
Total Return (%)	1.11[c]	2.63	8.64	.62	.34	7.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69[d]	.69	.69	.69	.70	.71
Ratio of net expenses to average net assets	.48[d]	.48	.47	.48	.47	.49
Ratio of net investment income to average net assets	2.23[d]	2.54	2.82	2.99	3.13	3.25
Portfolio Turnover Rate	3.33[c]	20.01	17.80	29.95	13.25	8.21
Net Assets, end of period ($ x 1,000)	154,449	157,418	171,646	169,947	183,593	198,501

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Insight North America LLC (“INA”), which, like Mellon, is an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage INA to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA. As the fund’s sub-adviser, INA will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of INA as the fund’s sub-adviser. The Adviser (and not the fund) will pay INA for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A shares generally are

40

subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

42

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Municipal-Backed Securities	-	3,178,980	-	3,178,980
Municipal Securities	-	1,284,662,010	-	1,284,662,010

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political

43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

44

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: tax-exempt income $26,986,245, ordinary income $25,509 and long-term capital gains $2,134,258. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2020 through December 31, 2021 to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,413,482 during the period ended February 28, 2021.

During the period ended February 28, 2021, the Distributor retained $564 from commissions earned on sales of the fund’s Class A shares, $1,468 and $371 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $49,644 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $504,573 and $16,548, respectively, pursuant to the Shareholder Services Plan.

46

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2021, Class Z shares were charged $26,109 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $39,944 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $10,488 pursuant to the custody agreement. These fees were offset by earnings credits of $10,488.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2021, the fund was charged $1,881 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff.

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $618,079, Distribution Plan fees of $7,397, Shareholder Services Plan fees of $86,498, custodian fees of $4,500, Chief Compliance Officer fees of $2,621 and transfer agency fees of $14,056 which are offset against an expense reimbursement currently in effect in the amount of $274,110.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $134,347,178 and $41,756,477, respectively.

At February 28, 2021, accumulated net unrealized appreciation on investments was $64,872,225, consisting of $67,588,671 gross unrealized appreciation and $2,716,446 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

48

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was

49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was at or above the Performance Group median for all periods, except the three- and ten-year periods when total return performance was slightly below the median performance of the funds in the Performance Group, and was above the Performance Universe medians for all periods. The Board also considered that the fund’s yield performance was below the Performance Group median yield performance for nine of the ten one-year periods ended September 30th and above the Performance Universe median for yield performance nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a five-star rating from Morningstar for the one-, five- and ten-year periods and overall based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were lower than the Expense Group and Expense Universe total expenses medians.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, and extraordinary expenses) exceed .45% of the fund’s average daily net assets.

50

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

52

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53

For More Information

BNY Mellon AMT-Free Municipal Bond Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street|
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMUAX Class C: DMUCX Class I: DMBIX Class Y: DMUYX Class Z: DRMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0319SA0221

BNY Mellon High Yield Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by Daniel Barton and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon High Yield Municipal Bond Fund’s Class A shares achieved a 4.45% total return, Class C shares returned 4.06%, Class I shares returned 4.58%, Class Y shares returned 4.59% and Class Z shares returned 4.62%.1 The fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), which, unlike the fund, does not include securities rated below investment grade, produced a total return of 0.86%.2

Municipal bonds continued to recover from the volatility that occurred in 2020 due to the COVID-19 virus. The fund outperformed the Index mainly due to favorable yield curve positioning and asset allocation.

The Fund’s Investment Approach

The fund primarily seeks high current income exempt from federal income tax. Secondarily, the fund may seek capital appreciation to the extent consistent with its primary goal. To pursue its goals, the fund normally invests at least 80% of its net assets in municipal bonds that provide income exempt from federal income tax. The fund normally invests at least 50% of its assets in municipal bonds rated BBB/Baa or lower by independent rating agencies or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. Municipal bonds rated below investment grade (BB/Ba or lower) are commonly known as “high yield” or “junk” bonds. The fund may invest up to 50% of its assets in higher-quality municipal bonds rated AAA/Aaa to A, or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc.

We focus on identifying undervalued sectors and securities and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Market Continues to Recover in the Wake of Volatility

During the reporting period, the market continued to benefit from the rapid responses to the COVID-19 pandemic by the Federal Reserve (the “Fed”) and Congress earlier in 2020. This response included two emergency interest-rate reductions in March 2020 and the $500 billion Municipal Liquidity Facility (MLF) to purchase short-term municipal securities. This, combined with the $2 trillion Coronavirus Aid, Relief, and Economic Security (CARES) Act, boosted investor sentiment, which continued into the reporting period.

Issuance rebounded midway through the reporting period as state and local governments sought to take advantage of record-low funding costs. Much of the new supply was in taxable bonds because low yields made taxable issuance attractive to issuers. New supply was

2

also driven by the desire of many issuers to secure financing ahead of the November 2020 election.

Strong inflows to municipal bond funds late in 2020 bolstered the market. Approval of multiple COVID-19 vaccines and passage of a federal stimulus package also contributed to demand. Although the stimulus package did not include direct relief for states and municipalities, the market took a favorable view of funding for hospitals and mass transit, among other segments, as well as for consumers and small businesses.

The results of the November 2020 election also contributed to demand. A Democrat-controlled Congress made federal support for state and local governments more likely. It also made income tax hikes more likely, adding to the appeal of tax-exempt municipal securities. The prospect of an increase in the corporate tax rate made municipal bonds more appealing to institutional buyers, and low interest rates overseas attracted foreign investors to the market.

Investors were also encouraged by the surprisingly robust fundamentals of municipal issuers. Tax revenues remained strong because real estate and income tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic. In addition, federal support to households, school systems, the transportation system and other segments, helped to bolster the economy and prevented sales taxes from declining as much as originally feared.

Yield spreads of municipal bonds over Treasury bonds compressed late in the reporting period. This was due to both a rise in long-term Treasury yields and to a decline in long-term municipal bond yields. Revenue bonds generally outperformed general obligation bonds during the period as hard-hit market segments such as transportation and hospitals recovered when investors became more confident that the end of the pandemic was likely.

Yield Curve Positioning and Asset Allocation Boosted Returns

The fund generally outperformed the Index during the reporting period, and this was due mostly to yield curve positioning and asset allocation. Exposure to the long end of the curve was beneficial as prices rose, flattening the curve. An overweight to revenue bonds contributed positively to results, especially in certain sectors, including tobacco, hospitals, transportation, charter schools, business development districts and retirement centers. In addition, a position in Illinois general obligation bonds also contributed positively because these rallied as market sentiment improved. The fund did not use derivatives during the period.

On a less positive note, the fund’s performance was hampered by positions in certain higher-quality sectors, which generally lagged the Index. These included education, water & sewer and power. Exposure to the short end of the yield curve also detracted somewhat as did certain security selections.

Strong Demand and Manageable Supply Likely

We anticipate that with ongoing fiscal and monetary policy support, the economy and the municipal market will remain strong. Demand will be supported in part by retail investors seeking protection from federal income taxes, which may be increased. As for supply, we believe that issuance of tax-exempt issues will remain manageable.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Volatility in the Treasury market remains a risk as this will affect fixed-income investor sentiment more broadly. In addition, some risk remains surrounding the rollout of COVID-19 vaccines as well as the possibility that a new vaccine-resistant variant of the virus could emerge.

March 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid. It does not include the maximum initial sales charge in the case of Class A shares, and the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Class I shares, Class Y shares and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided reflect an undertaking for the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. through December 31, 2021, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon High Yield Municipal Bond Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.41	$8.25	$3.20	$3.15	$3.65
Ending value (after expenses)	$1,044.50	$1,040.60	$1,045.80	$1,045.90	$1,046.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y	Class Z
Expense paid per $1,000†	$4.36	$8.15	$3.16	$3.11	$3.61
Ending value (after expenses)	$1,020.48	$1,016.71	$1,021.67	$1,021.72	$1,021.22

†  Expenses are equal to the fund’s annualized expense ratio of .87% for Class A, 1.63% for Class C, .63% for Class I, .62% for Class Y and .72% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,072,856)	3.63	5/20/2033	977,465		1,059,660

Long-Term Municipal Investments - 106.8%
Alabama - 1.5%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,850,000		2,206,809
Jefferson County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	6.60	10/1/2042	2,000,000	[a]	2,020,080
				4,226,889
Arizona - 10.0%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)	5.00	7/1/2054	1,000,000	[b]	1,115,940
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A	4.00	7/15/2050	1,600,000	[b]	1,644,176
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	[b]	1,861,695
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A	7.75	7/1/2050	2,725,000	[b]	2,940,329
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,724,370
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools Project) Ser. A	5.00	2/15/2048	1,600,000		1,820,560
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2036	1,000,000	[b]	1,121,210
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)	6.00	7/1/2038	2,250,000	[b]	2,676,442

6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Arizona - 10.0% (continued)
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2054	1,000,000	[b]	1,119,030
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)	5.00	7/1/2049	700,000	[b]	786,030
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2052	1,400,000	[b]	1,487,332
Tempe Industrial Development Authority, Revenue Bonds (Mirabella at ASU Project) Ser. A	6.13	10/1/2047	1,550,000	[b]	1,651,153
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Project) Ser. A	6.75	7/1/2044	1,000,000	[b]	1,152,800
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A	5.00	7/1/2046	2,250,000	[b]	2,428,537
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (Downtown Phoenix Student Housing) Ser. A	5.00	7/1/2042	1,500,000		1,678,200
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,640,000	[b]	1,666,863
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	2,000,000	[b]	2,034,020
				28,908,687
California - 5.2%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. B1	5.00	6/1/2049	1,000,000		1,202,760
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)	5.00	8/1/2039	1,000,000		1,095,500
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A	6.38	11/1/2043	2,000,000		2,207,700

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
California - 5.2% (continued)
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.50	12/1/2058	1,000,000	[b]	1,173,270
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.50	6/1/2036	3,175,000		3,234,595
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,563,015
Tender Option Bond Trust Receipts (Series 2020-XF2876), (San Francisco California City & County Airport Commission, Revenue Bonds, Refunding, Ser. E) Recourse, Underlying Coupon Rate (%) 5.00	18.16	5/1/2050	3,890,000	[b,c,d]	4,649,710
					15,126,550
Colorado - 7.3%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.00	12/1/2036	1,000,000		1,039,130
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	1,675,000		1,800,910
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000		1,705,200
Colorado High Performance Transportation Enterprise, Revenue Bonds	5.00	12/31/2056	1,500,000		1,677,450
Denver International Business Center Metropolitan District No.1, GO, Ser. B	6.00	12/1/2048	1,000,000		1,081,200
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	2,910,000		3,050,204
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000		1,615,050
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2049	1,000,000		1,071,410
Hunters Overlook Metropolitan District No. 5, GO, Ser. A	5.00	12/1/2039	900,000		969,300
STC Metropolitan District No. 2, GO, Refunding, Ser. A	5.00	12/1/2049	1,000,000		1,071,190

8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Colorado - 7.3% (continued)
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	2,250,000		2,384,572
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group, Ser. A1)) Recourse, Underlying Coupon Rate (%) 4.00	17.52	8/1/2044	2,200,000	[b,c,d]	2,907,988
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	800,000		843,784
					21,217,388
Connecticut - 1.1%
Connecticut Development Authority, Revenue Bonds (Aquarion Water Project)	5.50	4/1/2021	1,500,000		1,506,300
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)	5.00	4/1/2039	1,500,000	[b]	1,673,520
				3,179,820
District of Columbia - 1.1%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000		2,010,640
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. B	4.00	10/1/2049	1,000,000		1,100,830
				3,111,470
Florida - 6.3%
Florida Development Finance Corp., Revenue Bonds (Miami Arts Charter School Project) Ser. A	5.88	6/15/2034	1,250,000	[b]	1,180,500
Florida Development Finance Corp., Revenue Bonds (Waste Pro USA Project)	5.00	5/1/2029	1,000,000	[b]	1,081,080
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Jacksonville University) Ser. A1	5.00	6/1/2048	1,500,000	[b]	1,695,555
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2039	1,500,000		1,731,840
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Project)	5.00	11/15/2049	2,500,000		2,880,725

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Florida - 6.3% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	1,400,000		1,508,710
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000		1,186,100
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000		1,993,880
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	18.57	10/1/2049	1,635,000	[b,c,d]	1,856,925
Tender Option Bond Trust Receipts (Series 2020-XF2877), (Greater Orlando Aviation Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate (%) 4.00	14.56	10/1/2049	2,280,000	[b,c,d]	2,513,934
Village Community Development District No. 10, Special Assessment Bonds	6.00	5/1/2044	600,000		654,702
					18,283,951
Georgia - 2.8%
Marietta Development Authority, Revenue Bonds, Refunding (Life University) Ser. A	5.00	11/1/2047	2,000,000	[b]	2,120,680
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project, Ser. A)) Recourse, Underlying Coupon Rate (%) 5.00	18.30	1/1/2056	1,850,000	[b,c,d]	2,167,644
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta, Ser. A)) Recourse, Underlying Coupon Rate (%) 4.00	15.97	7/1/2044	3,180,000	[b,c,d]	3,902,568
				8,190,892
Idaho - .4%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Project) Ser. A	5.00	3/1/2037	1,000,000		1,203,830

10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Illinois - 10.6%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,187,860
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	598,385
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	1,152,240
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,323,960
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	1,000,000	1,185,570
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,250,000	1,374,825
Chicago II Wastewater Transmission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	1,000,000	1,144,930
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	3,000,000	3,527,220
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,000,000	1,138,070
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2045	1,000,000	1,215,550
Illinois, GO, Ser. C	5.00	11/1/2029	1,300,000	1,488,643
Illinois, GO, Ser. D	5.00	11/1/2028	3,500,000	4,037,040
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2040	2,100,000	2,336,460
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,239,292
Illinois Finance Authority, Revenue Bonds, Refunding, Ser. A	6.00	7/1/2043	1,000,000	1,088,150
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,188,280
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	1,400,000	1,592,024
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	850,000	963,688
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000	1,880,895
				30,663,082

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Indiana - 2.6%
Indiana Finance Authority, Revenue Bonds (Green Bond) (RES Polyflow Indiana)	7.00	3/1/2039	3,625,000	[b] 3,337,175
Indiana Finance Authority, Revenue Bonds (Ohio Valley Electric Project) Ser. A	5.00	6/1/2039	1,750,000	1,803,322
Indiana Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2035	2,155,000	2,321,969
				7,462,466
Kansas - .5%
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. A	5.25	11/15/2053	1,000,000	980,010
Kansas Development Finance Authority, Revenue Bonds (Village Shalom Project) Ser. B	4.00	11/15/2025	475,000	475,584
				1,455,594
Kentucky - .8%
Louisville & Jefferson County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. D	5.00	10/1/2029	1,000,000	1,292,280
Paducah Electric Plant Board, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2035	750,000	892,163
				2,184,443
Louisiana - 1.7%
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University)	4.00	4/1/2050	2,000,000	2,243,500
New Orleans Aviation Board, Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000	1,713,330
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	1,027,430
				4,984,260
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2021	1,500,000	[e] 1,536,165

12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Maryland - .4%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Broadmead) Ser. B	2.88	7/1/2023	1,000,000		1,035,090
Massachusetts - .7%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000		1,890,490
Michigan - 3.9%
Detroit, GO, Ser. A	5.00	4/1/2046	1,000,000		1,196,490
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	12/1/2045	1,000,000		1,165,570
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Obligated Group)	5.00	6/1/2026	35,000	[e]	42,619
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	114,680,000	[f]	5,566,567
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	14.49	11/15/2050	2,930,000	[b,c,d]	3,274,443
					11,245,689
Missouri - 2.4%
Kansas City Industrial Development Authority, Revenue Bonds, Ser. A (International Airport Terminal)	5.00	3/1/2044	1,000,000		1,183,840
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000		1,121,300
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000		1,107,320
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000		2,381,475
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	1,200,000		1,212,060
				7,005,995

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Nevada - 1.0%
North Las Vegas, Special Assessment Bonds	4.63	6/1/2049	1,000,000		1,075,010
North Las Vegas, Special Assessment Bonds	4.63	6/1/2043	500,000		541,415
Reno, Revenue Bonds, Refunding, Ser. D	0.00	7/1/2058	13,000,000	[b,f]	1,334,450
				2,950,875
New Hampshire - .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000		1,101,700
New Jersey - 5.2%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2039	825,000	[b]	894,985
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.13	9/15/2023	770,000		817,871
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	1,000,000		1,160,070
New Jersey Economic Development Authority, Revenue Bonds, Ser. WW	5.25	6/15/2040	1,180,000		1,332,751
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,500,000		1,743,240
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,000,000		1,186,130
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	475,000		531,402
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2051	1,600,000		1,834,016
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,701,855
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	780,000		909,620
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000		416,490
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	2,190,000		2,530,370
				15,058,800

14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
New York - 8.9%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	11/15/2042	4,870,000		5,548,488
New York City, GO, Ser. D1	4.00	3/1/2050	2,000,000		2,226,260
New York Convention Center Development Corp., Revenue Bonds, Ser. B	0.00	11/15/2042	10,815,000	[f]	5,025,082
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000		1,189,360
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.25	1/1/2050	2,000,000		2,242,000
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2033	1,200,000		1,378,908
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 223rd	4.00	7/15/2051	1,500,000		1,682,340
Tender Option Bond Trust Receipts (Series 2020-XM0826), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) (Insured; Assured Guaranty Municipal Corp., Ser. C)) Non-recourse, Underlying Coupon Rate (%) 4.00	18.30	11/15/2046	3,360,000	[b,c,d]	3,766,946
TSASC, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	2,335,000		2,535,320
					25,594,704
North Carolina - .4%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000		1,121,890
Ohio - 4.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	7,000,000		7,881,930
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000		1,254,060

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Ohio - 4.0% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000		1,117,110
Franklin County Convention Facilities Authority, Revenue Bonds (Greater Columbus Convention Center)	5.00	12/1/2044	1,250,000		1,290,413
				11,543,513
Oklahoma - 1.0%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.25	8/15/2048	1,500,000		1,739,040
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000		1,106,490
				2,845,530
Oregon - .8%
Clackmas County Hospital Facility Authority, Revenue Bonds, Refunding (Senior Living-Willamette View Project) Ser. A	5.00	11/15/2047	1,500,000		1,605,930
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/1/2039	600,000	[b]	702,774
				2,308,704
Pennsylvania - 5.9%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)	5.00	5/1/2042	1,500,000	[b]	1,701,930
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,000,000		1,227,880
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)	5.13	3/1/2048	1,049,000	[b]	1,076,578
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Project) Ser. A	6.00	6/1/2046	1,000,000		1,077,220
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000		1,078,520

16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Pennsylvania - 5.9% (continued)
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2050	500,000		535,700
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2045	500,000		537,090
Lancaster County Hospital Authority, Revenue Bonds, Refunding (St. Anne's Retirement Community Obligated Group)	5.00	3/1/2040	500,000		541,855
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	2,270,000		2,420,342
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000		1,157,720
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Greed Bond) (Covanta Project)	3.25	8/1/2039	850,000	[b]	863,745
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	1,000,000		1,132,450
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.13	23.98	6/1/2041	2,000,000	[b,c,d]	2,016,775
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	1,350,000		1,528,754
					16,896,559
South Carolina - .6%
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. E	5.25	12/1/2055	1,400,000		1,639,316
Texas - 6.7%
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,201,585
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000		1,424,545

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Texas - 6.7% (continued)
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,000,000		1,128,240
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership) Ser. D	6.13	8/15/2048	3,950,000		4,544,395
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	1,500,000		1,704,195
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000		1,542,585
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	2,000,000	[b]	2,130,320
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000		2,280,912
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (MRC Stevenson Oaks Project)	6.75	11/15/2051	1,000,000		1,113,380
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2055	1,000,000		1,116,160
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2050	1,000,000		1,118,050
				19,304,367
U.S. Related - 4.1%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,000,000		1,048,770
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. L	5.25	7/1/2041	1,500,000		1,884,525
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	1,000,000		1,229,650
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	4,031,000	[f]	2,866,162

18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
U.S. Related - 4.1% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000		4,672,624
				11,701,731
Utah - .8%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2037	2,000,000		2,347,480
Virginia - 1.8%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	155,000		155,998
Norfolk Redevelopment & Housing Authority, Revenue Bonds (Fort Norfolk Retirement Community Obligated Group) Ser. A	5.00	1/1/2049	1,000,000		1,047,630
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	500,000	[b]	520,685
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A	5.00	7/1/2045	1,000,000	[b]	1,041,370
Virginia Small Business Financing Authority, Revenue Bonds (Covanta Project)	5.00	7/1/2038	750,000	[b]	784,350
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	1,400,000		1,616,020
				5,166,053
Washington - 1.8%
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,100,820
Washington Higher Education Facilities Authority, Revenue Bonds (Seattle University Project)	4.00	5/1/2045	1,000,000		1,117,810
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2051	1,120,000	[b]	1,195,544
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A	5.00	1/1/2046	1,680,000	[b]	1,796,441
				5,210,615

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 106.8% (continued)
Wisconsin - 3.6%
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000		2,021,476
Public Finance Authority, Revenue Bonds (Roseman University of Heath Sciences)	5.00	4/1/2050	1,850,000	[b]	2,096,531
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)	5.00	10/1/2043	2,000,000	[b]	2,161,940
Public Finance Authority, Revenue Bonds (WFCS Holdings) Ser. A1	5.00	1/1/2055	2,000,000	[b]	2,097,140
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Obligated Group)	5.25	5/15/2037	625,000	[b]	672,556
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000		1,302,563
				10,352,206
Total Long-Term Municipal Investments (cost $287,313,709)			308,056,794
Total Investments (cost $288,386,565)			107.1%	309,116,454
Liabilities, Less Cash and Receivables			(7.1%)	(20,620,390)
Net Assets			100.0%	288,496,064

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $84,075,609 or 29.14% of net assets.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

20

Portfolio Summary (Unaudited) †	Value (%)
Education	17.8
Nursing Homes	14.4
General	13.0
Development	12.2
Transportation	9.6
Medical	9.0
Tobacco Settlement	8.4
Airport	5.5
General Obligation	4.3
Water	4.1
School District	2.8
Power	1.9
Housing	1.3
Special Tax	.8
Prerefunded	.5
Student Loan	.5
Multifamily Housing	.4
Utilities	.3
Pollution	.3
107.1

† Based on net assets.
See notes to financial statements.

21

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

22

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	288,386,565	309,116,454
Cash		6,471,707
Interest receivable		3,131,619
Receivable for shares of Common Stock subscribed		1,302,941
Prepaid expenses		53,269
		320,075,990
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		150,475
Payable for floating rate notes issued—Note 4		17,490,000
Payable for shares of Common Stock redeemed		13,835,079
Interest and expense payable related to floating rate notes issued—Note 4		29,159
Directors’ fees and expenses payable		2,403
Other accrued expenses		72,810
		31,579,926
Net Assets ($)		288,496,064
Composition of Net Assets ($):
Paid-in capital		283,428,256
Total distributable earnings (loss)		5,067,808
Net Assets ($)		288,496,064

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	110,157,442	14,196,576	111,564,005	785,971	51,792,070
Shares Outstanding	8,647,921	1,115,014	8,773,779	61,729	4,073,238
Net Asset Value Per Share ($)	12.74	12.73	12.72	12.73	12.72

See notes to financial statements.

23

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Interest Income	6,094,896
Expenses:
Management fee—Note 3(a)	652,143
Shareholder servicing costs—Note 3(c)	205,979
Distribution/Service Plan fees—Note 3(b)	83,359
Professional fees	55,176
Registration fees	51,786
Interest and expense related to floating rate notes issued—Note 4	48,877
Directors’ fees and expenses—Note 3(d)	9,993
Loan commitment fees—Note 2	8,470
Chief Compliance Officer fees—Note 3(c)	7,299
Prospectus and shareholders’ reports	6,074
Custodian fees—Note 3(c)	2,911
Miscellaneous	14,957
Total Expenses	1,147,024
Less—reduction in fees due to earnings credits—Note 3(c)	(2,873)
Net Expenses	1,144,151
Investment Income—Net	4,950,745
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(89,459)
Net change in unrealized appreciation (depreciation) on investments	7,816,618
Net Realized and Unrealized Gain (Loss) on Investments	7,727,159
Net Increase in Net Assets Resulting from Operations	12,677,904

See notes to financial statements.

24

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	4,950,745	10,533,472
Net realized gain (loss) on investments	(89,459)	(9,189,194)
Net change in unrealized appreciation (depreciation) on investments	7,816,618	(7,976,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,677,904	(6,631,824)
Distributions ($):
Distributions to shareholders:
Class A	(1,807,037)	(3,894,438)
Class C	(199,477)	(473,028)
Class I	(2,034,858)	(4,543,208)
Class Y	(12,511)	(13,425)
Class Z	(887,791)	(1,819,020)
Total Distributions	(4,941,674)	(10,743,119)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,607,517	55,627,773
Class C	252,337	4,251,439
Class I	19,788,125	118,872,437
Class Y	310,588	517,389
Class Z	429,300	2,247,892
Distributions reinvested:
Class A	1,496,625	3,257,365
Class C	190,879	415,324
Class I	1,964,001	4,425,523
Class Y	10,058	8,533
Class Z	706,259	1,433,874
Cost of shares redeemed:
Class A	(16,862,117)	(54,484,923)
Class C	(2,855,225)	(6,424,426)
Class I	(25,929,600)	(131,707,521)
Class Y	(260,491)	(114,330)
Class Z	(1,669,501)	(3,955,777)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(7,821,245)	(5,629,428)
Total Increase (Decrease) in Net Assets	(85,015)	(23,004,371)
Net Assets ($):
Beginning of Period	288,581,079	311,585,450
End of Period	288,496,064	288,581,079

25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,145,957	4,426,582
Shares issued for distributions reinvested	118,730	262,833
Shares redeemed	(1,332,994)	(4,556,157)
Net Increase (Decrease) in Shares Outstanding	(68,307)	133,258
Class Ca
Shares sold	19,801	345,956
Shares issued for distributions reinvested	15,161	33,628
Shares redeemed	(224,601)	(526,055)
Net Increase (Decrease) in Shares Outstanding	(189,639)	(146,471)
Class Ib
Shares sold	1,565,240	9,742,623
Shares issued for distributions reinvested	156,091	357,054
Shares redeemed	(2,055,521)	(10,924,106)
Net Increase (Decrease) in Shares Outstanding	(334,190)	(824,429)
Class Yb
Shares sold	24,378	44,851
Shares issued for distributions reinvested	797	695
Shares redeemed	(20,690)	(9,411)
Net Increase (Decrease) in Shares Outstanding	4,485	36,135
Class Z
Shares sold	34,245	180,101
Shares issued for distributions reinvested	56,147	116,108
Shares redeemed	(133,483)	(326,332)
Net Increase (Decrease) in Shares Outstanding	(43,091)	(30,123)

[a] During the period ended August 31, 2020, 2,768 Class C shares representing $36,487 were automatically converted to 2,768 Class A shares.
[b] During the period ended February 28, 2021, 6,022 Class Y shares representing $74,133 were exchanged for 6,027 Class I shares.
See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.40	12.92	12.49	12.25	12.51	11.63
Investment Operations:
Investment income—net [a]	.21	.41	.47	.47	.45	.56
Net realized and unrealized gain (loss) on investments	.34	(.51)	.43	.26	(.25)	.88
Total from Investment Operations	.55	(.10)	.90	.73	.20	1.44
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.46)	(.47)	(.45)	(.56)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.21)	(.42)	(.47)	(.49)	(.46)	(.56)
Net asset value, end of period	12.74	12.40	12.92	12.49	12.25	12.51
Total Return (%)[c]	4.45[d]	(.72)	7.44	6.10	1.76	12.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[e]	.92	.86	.95	1.00	1.03
Ratio of net expenses to average net assets	.87[e]	.92	.86	.87	.98	1.03
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[e]	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.34[e]	3.31	3.80	3.83	3.85	4.68
Portfolio Turnover Rate	2.84[d]	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	110,157	108,054	110,928	85,904	53,364	64,917

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.39	12.92	12.49	12.25	12.51	11.64
Investment Operations:
Investment income—net [a]	.16	.32	.38	.37	.37	.49
Net realized and unrealized gain (loss) on investments	.34	(.53)	.43	.27	(.26)	.86
Total from Investment Operations	.50	(.21)	.81	.64	.11	1.35
Distributions:
Dividends from investment income—net	(.16)	(.32)	(.37)	(.38)	(.36)	(.48)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.16)	(.32)	(.38)	(.40)	(.37)	(.48)
Net asset value, end of period	12.73	12.39	12.92	12.49	12.25	12.51
Total Return (%)[c]	4.06[d]	(1.55)	6.62	5.31	.98	11.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.63[e]	1.68	1.63	1.71	1.77	1.80
Ratio of net expenses to average net assets	1.63[e]	1.68	1.62	1.63	1.75	1.80
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[e]	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	2.58[e]	2.55	3.05	3.06	3.10	4.08
Portfolio Turnover Rate	2.84[d]	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	14,197	16,167	18,748	16,943	18,030	20,935

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

28

Six Months Ended
Class I Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.38	12.90	12.47	12.23	12.49	11.61
Investment Operations:
Investment income—net [a]	.22	.43	.50	.49	.49	.58
Net realized and unrealized gain (loss) on investments	.34	(.50)	.43	.27	(.26)	.89
Total from Investment Operations	.56	(.07)	.93	.76	.23	1.47
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.49)	(.50)	(.48)	(.59)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.22)	(.45)	(.50)	(.52)	(.49)	(.59)
Net asset value, end of period	12.72	12.38	12.90	12.47	12.23	12.49
Total Return (%)	4.58[c]	(.49)	7.71	6.37	2.00	13.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.68	.62	.72	.75	.80
Ratio of net expenses to average net assets	.63[d]	.68	.62	.63	.72	.80
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.57[d]	3.52	4.04	4.07	4.09	4.91
Portfolio Turnover Rate	2.84[c]	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	111,564	112,713	128,139	89,203	41,770	32,885

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.39	12.91	12.48	12.24	12.50	11.61
Investment Operations:
Investment income—net [a]	.22	.45	.51	.50	.49	.60
Net realized and unrealized gain (loss) on investments	.34	(.52)	.42	.26	(.26)	87
Total from Investment Operations	.56	(.07)	.93	.76	.23	1.47
Distributions:
Dividends from investment income—net	(.22)	(.45)	(.49)	(.50)	(.48)	(.58)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.22)	(.45)	(.50)	(.52)	(.49)	(.58)
Net asset value, end of period	12.73	12.39	12.91	12.48	12.24	12.50
Total Return (%)	4.59[c]	(.47)	7.69	6.37	2.03	12.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62[d]	.67	.59	.68	.73	.76
Ratio of net expenses to average net assets	.62[d]	.67	.59	.63	.72	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.60[d]	3.76	4.10	4.06	4.12	4.91
Portfolio Turnover Rate	2.84[c]	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	786	709	273	1,280	1,430	4,840

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

30

Six Months Ended
Class Z Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	12.37	12.90	12.47	12.23	12.49	11.64
Investment Operations:
Investment income—net [a]	.22	.43	.49	.49	.48	.61
Net realized and unrealized gain (loss) on investments	.35	(.52)	.43	.26	(.27)	.84
Total from Investment Operations	.57	(.09)	.92	.75	.21	1.45
Distributions:
Dividends from investment income—net	(.22)	(.44)	(.48)	(.49)	(.46)	(.60)
Dividends from net realized gain on investments	-	-	(.01)	(.02)	(.01)	(.00)[b]
Total Distributions	(.22)	(.44)	(.49)	(.51)	(.47)	(.60)
Net asset value, end of period	12.72	12.37	12.90	12.47	12.23	12.49
Total Return (%)	4.62[c]	(.65)	7.59	6.25	1.88	12.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72[d]	.76	.71	.80	.89	.93
Ratio of net expenses to average net assets	.72[d]	.76	.71	.73	.85	.93
Ratio of interest and expense related to floating rate notes issued to average net assets	.03[d]	.09	.01	.02	.01	.01
Ratio of net investment income to average net assets	3.50[d]	3.49	3.96	3.96	3.98	5.06
Portfolio Turnover Rate	2.84[c]	69.21	39.68	34.62	32.84	12.46
Net Assets, end of period ($ x 1,000)	51,792	50,938	53,498	52,576	55,931	65,915

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate non-diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Insight North America LLC (“INA”), which, like Mellon, is an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage INA to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and INA. As the fund’s sub-adviser, INA will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of INA as the fund’s sub-adviser. The Adviser (and not the fund) will pay INA for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A shares

32

generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

34

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Municipal-Backed Securities	-	1,059,660	-	1,059,660
Municipal Securities	-	308,056,794	-	308,056,794
Liabilities ($)
Other Financial Instruments:
Floating Rate Notes††	-	(17,490,000)	-	(17,490,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income

36

tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $15,047,713 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2020. The fund has $8,174,186 of short-term capital losses and $6,873,527 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: tax-exempt income $10,711,441 and ordinary income $31,678. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser had contracually agreed, from September 1, 2020 through December 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) did not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively, of the value of the fund’s average daily net assets. The Adviser has contractually agreed, from December 31, 2020 through December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including certain expense as described above) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate this expense limitation at any time. During the period ended February 28, 2021, there were no reduction in expenses pursuant to the undertaking.

During the period ended February 28, 2021, the Distributor retained $586 from commissions earned on sales of the fund’s Class A shares and $8,611 and 320 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.

38

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $57,897 pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2021, Class Z shares were charged $25,462 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $135,620 and $19,299, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $12,423 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $2,911 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,873.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2021, the fund was charged $269 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $105,082, Distribution Plan fees of $12,444, Shareholder Services Plan fees of $24,748, custodian fees of $1,403, Chief Compliance Officer fees of $2,621 and transfer agency fees of $4,177.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $8,178,146 and $11,585,415, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of

40

interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2021 was approximately $17,490,000, with a related weighted average annualized interest rate of .56%.

At February 28, 2021, accumulated net unrealized appreciation on investments was $20,729,889, consisting of $22,473,667 gross unrealized appreciation and $1,743,778 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in

42

part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, except the one-year and two-year periods when it was below the Performance Group and Performance Universe medians. The Board also considered that the fund’s yield performance was above the Performance Group median yield performance for four of the ten one-year periods ended September 30th and was above the Performance Universe median yield performance for nine of the ten one-year periods ended September 30th. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown. The Board also noted that the fund had a four-star rating for the five-year period from Morningstar based on Morningstar’s risk-adjusted return measures.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year.

The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and Expense Universe median actual management fees and the fund’s total expenses were slightly lower than the Expense Group total expenses median and slightly higher than the Expense Universe total expenses median.

Representatives of the Adviser stated that the Adviser has contractually agreed, from September 1, 2020 until December 30, 2020, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commission, commitment fees on borrowings and extraordinary expenses) did not exceed an annual rate of .85%, 1.61%, .61%, .61% and .73%, respectively, of the value of the fund’s average daily net assets. Additionally, the Adviser has contractually agreed, from December 31, 2020 until December 31, 2021, to waive receipt of its fees and/or assume

43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the direct expenses of the fund, so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including certain expense as described above) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively, of the value of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate this expense limitation at any time. The Board noted that the fee waiver arrangements were not fully reflected in the Broadridge data for an annual period.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment strategies and policies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

44

renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

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For More Information

BNY Mellon High Yield Municipal Bond Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DHYAX Class C: DHYCX Class I: DYBIX Class Y: DHYYX Class Z: DHMBX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6165SA0221

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      April 26, 2021

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)